Accumulated Other Comprehensive Loss	12 Months Ended
Oct. 25, 2015
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

NOTE J

Accumulated Other Comprehensive Loss

Components of accumulated other comprehensive loss are as follows:

					Accumulated
	Foreign		Deferred		Other
	Currency	Pension &	Gain (Loss)		Comprehensive
(in thousands)	Translation	Other Benefits	– Hedging		Loss

Balance at October 28, 2012	$ 12,415	$ (345,465)	$ 9,481		$ (323,569)

Unrecognized gains (losses):
Gross	(3,024)	273,408	(18,329)		252,055
Tax effect	–	(102,846)	6,898		(95,948)
Reclassification into net earnings:
Gross	–	35,327 (1)	(5,871	)(2)	29,456
Tax effect	–	(13,425)	2,217		(11,208)

Net of tax amount	(3,024)	192,464	(15,085)		174,355

Balance at October 27, 2013	$ 9,391	$ (153,001)	$ (5,604)		$ (149,214)

Unrecognized gains (losses):
Gross	(1,911)	(91,684)	(16,701)		(110,296)
Tax effect	–	34,737	6,305		41,042
Reclassification into net earnings:
Gross	–	6,387 (1)	10,925	(2)	17,312
Tax effect	–	(2,425)	(4,119)		(6,544)

Net of tax amount	(1,911)	(52,985)	(3,590)		(58,486)

Balance at October 26, 2014	$ 7,480	$ (205,986)	$ (9,194)		$ (207,700)

Unrecognized gains (losses):
Gross	(6,116)	(46,389)	3,409		(49,096)
Tax effect	–	17,492	(1,285)		16,207
Reclassification into net earnings:
Gross	–	12,259 (1)	12,369	(2)	24,628
Tax effect	–	(4,642)	(4,670)		(9,312)

Net of tax amount	(6,116)	(21,280)	9,823		(17,573)

Purchase of additional ownership of noncontrolling interest	(395)	–	–		(395)

Balance at October 25, 2015	$ 969	$ (227,266)	$ 629		$ (225,668)

(1)	Included in computation of net periodic cost (see Note G for additional details).

(2)	Included in cost of products sold in the Consolidated Statements of Operations.